SIGNIFICANT ACCOUNTING POLICIES: (Details 3)	12 Months Ended
Dec. 31, 2011 statement
Earnings per share
Number of continuous statements required to be presented by the entity to reflect the components of other comprehensive income and of net income	1
Number of separate consecutive statements required to be presented by the entity to reflect the components of other comprehensive income and of net income	2
Common Stock
Earnings per share
Voting right per share (in votes)	1
Class B Common Stock
Earnings per share
Voting right per share (in votes)	10